Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2024
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

June 30, 2024
Cost:
Beginning balance	511,935
- Additions	33,660
Ending balance	545,595

Accumulated depreciation:
Beginning balance	(101,459)
- Depreciation for the period	(11,204)
Ending balance	(112,663)

Net book value	432,932